Segments of Business and Geographic Areas - Narrative (Details) - Segment	3 Months Ended		12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Segment Reporting Information [Line Items]
Number of operating segments	3		3
Product categories, percentage of net of sales	100.00%	100.00%	100.00%	100.00%	100.00%
Customer A | Revenue Benchmark | Customer Concentration Risk
Segment Reporting Information [Line Items]
Product categories, percentage of net of sales			13.00%	14.00%	14.00%